REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue From Contract With Customer [Line Items]
Company recognized revenue included in the contract liabilities	$ 1,800	$ 0	$ 1,800	$ 10,776	$ 35,776
Company recognized revenue from government entities	868,153	134,061	1,005,528	314,411	$ 376,665	$ 692,459
Government entities [Member]
Revenue From Contract With Customer [Line Items]
Company recognized revenue from government entities	$ 677,102	$ 24,994	$ 677,102	$ 49,989